Long-Term Debt (Composition of Long-term Debt portfolio) (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Derivative, Amount of Hedged Item	$ 445,000,000	$ 1,094,000,000
Long-term debt	69,465,000,000	74,561,000,000
Secured Debt	47,594,000,000	45,111,000,000
Fixed Income Interest Rate [Member]
Debt Instrument [Line Items]
Unsecured Debt	21,367,000,000	27,588,000,000
Trust preferred securities	2,624,000,000	2,623,000,000
Secured Debt	20,492,000,000	20,076,000,000
Variable Income Interest Rate [Member]
Debt Instrument [Line Items]
Unsecured Debt	2,755,000,000	2,345,000,000
Secured Debt	21,782,000,000	20,835,000,000
Unsecured Debt [Member]
Debt Instrument [Line Items]
Derivative, Amount of Hedged Item	445,000,000	1,094,000,000
Long-term debt	27,191,000,000	33,650,000,000
Long-term Debt, Weighted Average Interest Rate	6.28%	6.72%
Secured Debt [Member]
Debt Instrument [Line Items]
Derivative, Amount of Hedged Item	0	0
Long-term debt	42,274,000,000	40,911,000,000
Long-term Debt, Weighted Average Interest Rate	0.98%	1.10%
Variable Interest Entity Debt	24,100,000,000	26,500,000,000
Subordinated Debt [Member]
Debt Instrument [Line Items]
Unsecured Debt	271,000,000	251,000,000
Revolving Secured Funding Facilities [Member]
Debt Instrument [Line Items]
Secured Debt	$ 15,100,000,000	$ 13,500,000,000
Minimum [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Long-Term Debt Interest Rate	0.32%	0.38%
Minimum [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-Term Debt Interest Rate	0.40%	0.25%
Maximum [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Long-Term Debt Interest Rate	10.29%	10.29%
Maximum [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-Term Debt Interest Rate	4.59%	8.30%